FAIR VALUE MEASUREMENTS - Fair Value of Long-term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Non-recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of long-term debt	$ 22,689	$ 25,378